General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 28, 2024	Jan. 29, 2024	Jan. 25, 2024	Dec. 31, 2023
General [Line Items]
Aggregate gross proceeds (in Dollars)						$ 7,275
Loss of control (in Dollars)		$ 1,318
Ownership interest percentage	38.31%
Cash and cash equivalents (in Dollars)		$ 3,700
Polyrizon Ltd. [Member]
General [Line Items]
Ownership interest percentage		38.31%
Laminera Flow Optimization Ltd [Member]
General [Line Items]
Ownership interest percentage		19.70%
A.I. Conversation Systems Ltd [Member]
General [Line Items]
Ownership interest percentage		36.08%
Metagramm Software Ltd [Member]
General [Line Items]
Ownership interest percentage		19.99%
Zig Miami 54 LLC [Member]
General [Line Items]
Ownership interest percentage		60.00%
GERD IP Inc [Member]
General [Line Items]
Shares issued percentage		90.00%
Shares outstanding percentage		90.00%
Eventer Technologies Ltd [Member]
General [Line Items]
Shares issued percentage		46.21%
Shares outstanding percentage		46.21%
Gix Internet Ltd [Member]
General [Line Items]
Shares issued percentage		45.75%
Shares outstanding percentage		45.75%
Fuel Doctor [Member]
General [Line Items]
Shares issued percentage		67.00%
Shares outstanding percentage		67.00%
Jeffs’ Brands Ltd. [Member]
General [Line Items]
Shares issued percentage				4.52%	13.37%		34.11%
Shares outstanding percentage				4.52%	13.37%		34.11%
Parazero Technologies Ltd. [Member]
General [Line Items]
Ownership interest percentage		18.09%